Convertible Debt Net	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Debt - Net

Note 8 Convertible Debt Net

The Company has recorded derivative liabilities associated with convertible debt instruments, as more fully discussed at Note 9.

	Third Party	Related Party	Totals
Balance December 31, 2015	$3,989,950	$50,000	$4,039,950
Add: Amortization of Debt Discount	474,283	0	474,283
Less Repayments/Conversions	(4,314,233)	—	—
Balance December 31, 2016	150,000	50,000	200,000
Add: Amortization of Debt Discount	—	—	—
Less Repayments/Conversions	(150,000)	(50,000)	(200,000)
Balance June 30, 2017	$—	$—	$—

On November 26, 2013, May 8, 2014 and September 25, 2014 the Company completed closings in connection with its offering (the “Notes Offering”) of its 12% Secured Convertible Promissory Notes (the “12% Notes”) in the aggregate principal amount of $4,240,100 and/or its 15% Secured Convertible Promissory Notes in the aggregate principal amount of $30,000 (the “15% Notes”, and together with the 12% Notes, each a “Note” and collectively, the “Notes”), as applicable, with certain “accredited investors” (the “Investors”), as defined under Regulation D, Rule 501 of the Securities Act. Pursuant to the Notes Offering, the Company received $1,752,803, $1,400,000 and $800,500 in net proceeds on November 26, 2013, May 8, 2014 and September 25, 2014, respectively.

In addition to the terms customarily included in such instruments, the Notes began accruing interest on the date that each Investor submitted the principal balance of such Investor’s Note, with the interest thereon becoming due and payable on the one-year anniversary, and quarterly thereafter. Upon a default of the Notes, the interest rate will increase by 2% for each 30-day period until cured. The principal balance of each Note and all unpaid interest became payable twenty-four (24) months after the date of issuance. The principal and outstanding interest under the Notes are convertible into shares of the Company’s common stock at $0.25 per share and are secured by a first priority lien (subject only to an existing note with Signature Bank of Georgia on the Company’s intellectual property and all substitutes, replacements and proceeds of such intellectual property) pursuant to the terms of a Security Purchase Agreement, dated as of November 26, 2013, May 8, 2014 and September 25, 2014, as applicable, by and between the Company and each Investor.

Pursuant to the Notes Offering, each Investor also received five (5) year common stock warrants to purchase the Company’s common stock at $0.375 per share (each a “Warrant” and collectively, the “Warrants”). Investors of the 12% Notes received Warrants with 25% coverage based on a predetermined valuation of the Company. Investors of the 15% Notes received Warrants with 15% coverage based on the predetermined valuation of the Company. Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

The Notes and Warrants were treated as derivative liabilities.

In connection with the Notes Offering, the Company entered into Registration Rights Agreements, each dated as of November 26, 2013, May 8, 2014 and September 25, 2014, and each by and between the Company and each of the Investors (collectively, the “Registration Rights Agreements”), whereby the Company agreed to prepare and file a registration statement with the SEC within sixty (60) days after execution of the applicable Registration Rights Agreement and to have the registration statement declared effective by the SEC within ninety (90) days thereafter.

Because the Company was unable to file a registration statement pursuant to the terms of each Registration Rights Agreements dated as of November 26, 2013 or May 8, 2014, the Company was in default under such Registration Rights Agreements (the “Filing Default Damages”), and because the Company was unable to have a registration statement declared effective pursuant to the terms of the Registration Rights Agreements dated as of November 26, 2013, the Company was in default under such Registration Rights agreements (the “Effectiveness Default Damages”). The Filing Default Damages stopped accruing on the date such registration statement was filed, and the Effectiveness Default Damages stopped accruing on the date it was declared effective.

The Company invited the Investors holding Notes dated November 26, 2013 to extend the first interest payment that was scheduled to be paid pursuant to the Notes dated November 26, 2013 (the “Interest Due”) to February 24, 2015 and in exchange offered to capitalize the Interest Due at a rate of 12% through payment (the “Additional Interest”), all of which was convertible into the Company’s common stock at a price of $0.25 per share (the “Agreement and Waiver and Agreement to Convert”). Through December 31, 2016, the Company has issued in total 2,343,191 shares of its common stock representing $585,798 in Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages. As of December 31, 2016, all Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages was repaid by the Company.

During 2015, five Investors requested that the Company withhold payments of interest due under their Notes at no cost to the Company, to allow the Company to address working capital needs. Such interest due has been or will be paid to the five Investors in cash or simple non-interest bearing promissory notes, and none of such amounts have been or will be paid in shares of the Company’s capital stock.

In November 2015, the Company invited the holders of Notes dated November 26, 2013, with respect to outstanding principal and interest due under their respective Notes, to (i) receive payment in cash, (ii) convert their Notes into shares of the Company’s common stock, or (iii) forbear an election for three (3) months, or until February 26, 2016, pursuant to a forbearance agreement, during such time interest under their respective Notes would continue to accrue. In February 2016, the Company invited the same holders to extend their forbearance period to make an election to convert or redeem their Notes for an additional three months, or until May 26, 2016, under the same terms as the first forbearance agreements.

In May 2016, the Company invited the holders of all Notes, where such holders had not already made an election to redeem or convert their Notes, to forbear or extend their forbearance period to make an election to convert or redeem their Notes until July 31, 2016, which the Company thereafter extended to August 15, 2016 (the “August 2016 Election”). This also provided a third option to all noteholders, whereby such holders could convert their respective Note(s) into shares of Series A Convertible Preferred Stock (“Preferred Stock”). (See Note 8(B)).

Prior to the August 2016 Election, several Investors had previously elected to receive payment in cash, or convert their Notes into shares of the Company’s common stock, but most Notes remained outstanding.

For the six-months ended June 30, 2017, one Investor redeemed $50,000 in principal balance of one Note and one Investor was issued 200,000 shares of Preferred Stock in connection with its August 2016 Election. Pursuant to the August 2016 Elections received and effective as of August 15, 2016, through June 30, 2017 the Company redeemed or issued shares of the Company’s common stock or Preferred Stock, as applicable, in exchange for the principal balance of the Notes, as follows: (i) the payment of, in the aggregate, $50,000 in principal balance of one Note; (ii) the issuance of 240,000 shares of the Company’s common stock, representing $60,000 in outstanding Note principal balance; and (iii) the issuance of 13,456,936 shares of Preferred Stock, representing $3,364,234 in outstanding Note principal balance.

As of June 30, 2017, all Notes have either been re-paid in cash, separate debt obligation or by conversion, and all such Notes have been terminated. All issuances of capital stock in the August 2016 Election were made only for principal balances due under the Notes, and all interest was paid directly to the Investors.

(A)	Terms of Debt

The debt carries interest between 12% and 15%, and was due in November 2015, May 2016 and September 2016, as extended to July 31, 2016 pursuant to certain forbearance agreements.

All Notes and Warrants issued in connection with the Notes Offering are convertible at $0.25 and $0.375 per share, respectively, subject to the existence of a “ratchet feature”, which allows for a lower offering price if the Company offers shares to the public at a lower price.

(B) Offer to Convert Debt to Preferred Shares

By letter to each holder of the Notes, dated July 22, 2016, the Company requested that each holder indicate its election to (i) redeem its Note, (ii) convert its Note into the Company’s common stock or (iii) elect to convert its Note into shares of Preferred Stock (the “Preferred Option”), in each case by August 15, 2016.

For those holders electing the Preferred Option, each holder has received shares of the Preferred Stock on a 1 to 1 ratio to the number of shares of the Company’s common stock which are then convertible under such holder’s respective Note. With respect to interest on junior securities, dividends, distributions or liquidation preference, shares of Preferred Stock will rank senior to shares of the Company’s common stock or other junior securities. Along with other terms customary for a class of convertible preferred stock, the Preferred Stock will be convertible into shares of the Company’s common stock at the same conversion price as the Notes (i.e., USD $0.25 per share), and will pay interest quarterly at a rate of six percent (6%). The Preferred Stock will be convertible upon the election of the holder thereof. Shares of the Preferred Stock may be repurchased by the Company upon 30 days’ prior written notice, in whole or in part, for USD $3.50 per share, provided that during such notice period the holder will continue to have the option and right to convert its shares of Preferred Stock into shares of the Company’s common stock. Holders will also have a put option, allowing them to sell their shares of Preferred Stock back to the Company at USD $0.25 per share, the Note conversion price.

Each holder electing the Preferred Option was required to enter into an amendment to its Note, providing that the Note will be convertible into the Preferred Stock rather than the Company’s common stock, and to thereafter elect to convert their Note, as amended, into Preferred Stock. In addition, each holder entered into a lockup agreement, whereby the holder agreed not to offer, sell, contract to sell, pledge, give, donate, transfer or otherwise dispose of (i) the shares of the Company’s common stock it then holds, (ii) the shares of Preferred Stock obtained upon conversion of its Note, and (iii) the shares of the Company’s common stock underlying the Preferred Stock, for a period of twelve (12) months following the date of such agreement. The Note amendments, conversion to Preferred Stock and lockup agreement have been entered into on August 15, 2016. The Note amendments were approved by a majority of the holders of the then outstanding Notes. See above for more details related to the results of that offering

Note 7 Convertible Debt Net

The Company has recorded derivative liabilities associated with convertible debt instruments, as more fully discussed at Note 8.

	Third Party	Related Party	Totals
Balance December 31, 2014	$1,911,995	$26,999	$1,938,994
Add: Amortization of Debt Discount	2,077,955	23,001	2,100,956
Balance December 31, 2015	3,989,950	50,000	4,039,950
Add: Amortization of Debt Discount	474,283	—	474,283
Less Repayments/Conversions	(4,314,233)	—	(4,314,233)
Balance December 31, 2016	150,000	50,000	200,000
Less Current portion	(150,000)	(50,000)	(200,000)
Long-Term Convertible Debt	$—	$—	$—

On November 26, 2013, May 8, 2014 and September 25, 2014 the Company completed closings in connection with its offering (the “Notes Offering”) of its 12% Secured Convertible Promissory Notes (the “12% Notes”) in the aggregate principal amount of $4,240,100 and/or its 15% Secured Convertible Promissory Notes in the aggregate principal amount of $30,000 (the “15% Notes”, and together with the 12% Notes, each a “Note” and collectively, the “Notes”), as applicable, with certain “accredited investors” (the “Investors”), as defined under Regulation D, Rule 501 of the Securities Act. The entire aggregate principal amount of the Notes of $3,574,234 outstanding as of December 31, 2016 and $4,270,100 was outstanding as of December 31, 2015, such amount being exclusive of securities converted into the Notes separate from the Notes Offering. Pursuant to the Notes Offering, the Company received $1,752,803, $1,400,000 and $800,500 in net proceeds on November 26, 2013, May 8, 2014 and September 25, 2014, respectively.

In addition to the terms customarily included in such instruments, the Notes began accruing interest on the date that each Investor submitted the principal balance of such Investor’s Note, with the interest thereon becoming due and payable on the one year anniversary, and quarterly thereafter. Upon a default of the Notes, the interest rate will increase by 2% for each 30 day period until cured. The principal balance of each Note and all unpaid interest became payable twenty-four (24) months after the date of issuance. The principal and outstanding interest under the Notes are convertible into shares of the Company’s common stock at $0.25 per share and are secured by a first priority lien (subject only to an existing note with Signature Bank of Georgia on the Company’s intellectual property and all substitutes, replacements and proceeds of such intellectual property) pursuant to the terms of a Security Purchase Agreement, dated as of November 26, 2013, May 8, 2014 and September 25, 2014, as applicable, by and between the Company and each Investor.

Pursuant to the Notes Offering, each Investor also received five (5) year common stock warrants to purchase the Company’s common stock at $0.375 per share (each a “Warrant” and collectively, the “Warrants”). Investors of the 12% Notes received Warrants with 25% coverage based on a predetermined valuation of the Company. Investors of the 15% Notes received Warrants with 15% coverage based on the predetermined valuation of the Company. Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

The Notes and Warrants were treated as derivative liabilities.

In connection with the Notes Offering, the Company entered into Registration Rights Agreements, each dated as of November 26, 2013, May 8, 2014 and September 25, 2014, and each by and between the Company and each of the Investors (collectively, the “Registration Rights Agreements”), whereby the Company agreed to prepare and file a registration statement with the SEC within sixty (60) days after execution of the applicable Registration Rights Agreement and to have the registration statement declared effective by the SEC within ninety (90) days thereafter.

Because the Company was unable to file a registration statement pursuant to the terms of each Registration Rights Agreements dated as of November 26, 2013 or May 8, 2014, the Company was in default under such Registration Rights Agreements (the “Filing Default Damages”), and because the Company was unable to have a registration statement declared effective pursuant to the terms of the Registration Rights Agreements dated as of November 26, 2013, the Company was in default under such Registration Rights agreements (the “Effectiveness Default Damages”). The Filing Default Damages stopped accruing on the date such registration statement was filed, and the Effectiveness Default Damages stopped accruing on the date it was declared effective.

The Company invited the Investors holding Notes dated November 26, 2013 to extend the first interest payment that was scheduled to be paid pursuant to the Notes dated November 26, 2013 (the “Interest Due”) to February 24, 2015 and in exchange offered to capitalize the Interest Due at a rate of 12% through payment (the “Additional Interest”), all of which was convertible into the Company’s common stock at a price of $0.25 per share. Through December 31, 2016, the Company has issued in total 2,343,191 shares of its common stock representing $585,798 in Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages. As of December 31, 2016, all Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages was repaid by the Company.

During 2015, five Investors requested that the Company withhold payments of interest due under their Notes at no cost to the Company, to allow the Company to address working capital needs. Such interest due has been or will be paid to the five Investors, and none of such amounts have been or will be paid in shares of the Company’s capital stock.

In November 2015, the Company invited the holders of Notes dated November 26, 2013, with respect to outstanding principal and interest due under their respective Notes, to (i) receive payment in cash, (ii) convert their Notes into shares of the Company’s common stock, or (iii) forbear an election for three (3) months, or until February 26, 2016, pursuant to a forbearance agreement, during such time interest under their respective Notes would continue to accrue. In February 2016, the Company invited the same holders to extend their forbearance period to make an election to convert or redeem their Notes for an additional three months, or until May 26, 2016, under the same terms as the first forbearance agreements. In May 2016, the Company invited the holders of all Notes, where such holders had not already made an election to redeem or convert their Notes, to forbear or extend their forbearance period to make an election to convert or redeem their Notes until July 31, 2016, which the Company thereafter extended to August 15, 2016 (the “August 2016 Election”). This also provided a third option to all noteholders, whereby such holders could convert their respective Note(s) into shares of Series A Convertible Preferred Stock (“Preferred Stock”).

In May 2016, the Company invited the holders of all Notes, where such holders had not already made an election to redeem or convert their Notes, to forbear or extend their forbearance period to make an election to convert or redeem their Notes until July 31, 2016, which the Company thereafter extended to August 15, 2016 (the “August 2016 Election”). This also provided a third option to all noteholders, whereby such holders could convert their respective Note(s) into shares of Series A Convertible Preferred Stock (“Preferred Stock”).

Through December 31, 2016, the Company received elections, in connection with the August 2016 Election, to (i) convert three (3) Notes into 240,000 shares of common stock of the Company representing an aggregate principal balance of $60,000, and (ii) convert 31 Notes into 13,056,936 shares of Preferred Stock representing an aggregate principal balance of $3,264,234. Also through December 31, 2016, the Company received no elections in connection with the August 2016 Election to redeem Notes and four (4) Investors holding Notes representing an aggregate principal balance of $200,000 had not responded to the August 2016 Election. Other than the three (3) aforementioned Investors, all Investors had elected to redeem or convert their Notes into shares of common stock or Preferred Stock. (See Note 7(c))

During 2016 six (6) notes with an aggregate principal balance of $900,000 were repaid in accordance the agreement, in each case prior to the August 2016 Election.

All issuances of capital stock in the August 2016 Election have been or will be made only for principal balances due under the Notes, and all interest has been or will be paid directly to the Investors.

(A)	Terms of Debt

The debt carries interest between 12% and 15%, and was due in November 2015, May 2016 and September 2016, as extended to July 31, 2016 pursuant to certain forbearance agreements.

All Notes and Warrants issued in connection with the Notes Offering are convertible at $0.25 and $0.375/share, respectively, subject to the existence of a “ratchet feature”, which allows for a lower offering price if the Company offers shares to the public at a lower price.

(B)	Future Commitments

At December 31, 2016, the Company has outstanding convertible debt of $150,000 and $50,000 from a related party which will be repaid when the appropriate documentation is received from the Noteholder, within the next twelve months.

(C)	Offer to Convert Debt to Preferred Shares

By letter to each holder of the Notes, dated July 22, 2016, the Company requested that each holder indicate its election to (i) redeem its Note, (ii) convert its Note into the Company’s common stock or (iii) elect to convert its Note into shares of Preferred Stock (the “Preferred Option”), in each case by August 15, 2016.

For those holders electing the Preferred Option, each holder has received or will receive shares of the Preferred Stock on a 1 to 1 ratio to the number of shares of the Company’s common stock which are then convertible under such holder’s respective Note. With respect to interest on junior securities, dividends, distributions or liquidation preference, shares of Preferred Stock will rank senior to shares of the Company’s common stock or other junior securities. Along with other terms customary for a class of convertible preferred stock, the Preferred Stock will be convertible into shares of the Company’s common stock at the same conversion price as the Notes (i.e., USD $0.25 per share), and will pay interest quarterly at a rate of six percent (6%). The Preferred Stock will be convertible upon the election of the holder thereof. Shares of the Preferred Stock may be repurchased by the Company upon 30 days’ prior written notice, in whole or in part, for USD $3.50 per share, provided that during such notice period the holder will continue to have the option and right to convert its shares of Preferred Stock into shares of the Company’s common stock. Holders will also have a put option, allowing them to sell their shares of Preferred Stock back to the Company at USD $0.25 per share, the Note conversion price.

Each holder electing the Preferred Option was required to enter into an amendment to its Note, providing that the Note will be convertible into the Preferred Stock rather than the Company’s common stock, and to thereafter elect to convert their Note, as amended, into Preferred Stock. In addition, each holder will be required to enter into a lockup agreement, whereby the holder will agree not to offer, sell, contract to sell, pledge, give, donate, transfer or otherwise dispose of (i) the shares of the Company’s common stock it then holds, (ii) the shares of Preferred Stock obtained upon conversion of its Note, and (iii) the shares of the Company’s common stock underlying the Preferred Stock. The Note amendments, conversion to Preferred Stock and lockup agreement have been entered into on August 15, 2016. The Note amendments were approved by a majority of the holders of the then outstanding Notes. See above for more details related to the results of that offering